Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock to be Issued [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Novo Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Aug. 31, 2019	$ 22,369	$ 36,014,525		$ 1,138,919	$ (11,591,973)	$ 25,583,840	$ (39,632)	$ 25,544,208
Beginning balance, shares at Aug. 31, 2019	22,369,150
Common stock issued for cash, net of offering costs	$ 35	113,364				113,399		113,399
Common stock issued for cash, net of offering costs, shares	35,437
Common stock issued for licensing agreement	$ 800	5,247,200				5,248,000		5,248,000
Common stock issued for licensing agreement, shares	800,000
Common stock issued for software license	$ 97	386,134				386,231		386,231
Common stock issued for software license, shares	96,558
Common stock for conversion of convertible notes	$ 15	226,348				226,363		226,363
Common stock for conversion of convertible notes, shares	15,091
Common stock for services	$ 150	589,850				590,000		590,000
Common stock for services, shares	150,000
Fair value of modification of stock option terms		62,822				62,822		62,822
Fair value of stock options		2,265,211				2,265,211		2,265,211
Foreign currency translation gain				60,777		60,777	(1,172)	59,605
Net loss					(4,915,154)	(4,915,154)	(9,055)	(4,924,209)
Ending balance, value at Aug. 31, 2020	$ 23,466	44,905,454		1,199,696	(16,507,127)	29,621,489	(49,859)	29,571,630
Ending balance, shares at Aug. 31, 2020	23,466,236
Common stock issued for cash, net of offering costs	$ 22	91,978				92,000		92,000
Common stock issued for cash, net of offering costs, shares	21,905
Common stock for services	$ 65	247,935				248,000		248,000
Common stock for services, shares	65,000
Foreign currency translation gain				10,596		10,596	(225)	10,371
Net loss					(771,470)	(771,470)	(1,633)	(773,103)
Ending balance, value at Nov. 30, 2020	$ 23,553	45,245,367		1,210,292	(17,278,597)	29,200,615	(51,717)	29,148,898
Ending balance, shares at Nov. 30, 2020	23,553,141
Beginning balance, value at Aug. 31, 2020	$ 23,466	44,905,454		1,199,696	(16,507,127)	29,621,489	(49,859)	29,571,630
Beginning balance, shares at Aug. 31, 2020	23,466,236
Net loss								(2,528,965)
Ending balance, value at May. 31, 2021	$ 26,489	54,297,875		1,376,045	(19,029,654)	36,670,755	(60,630)	36,610,125
Ending balance, shares at May. 31, 2021	26,489,357
Beginning balance, value at Aug. 31, 2020	$ 23,466	44,905,454		1,199,696	(16,507,127)	29,621,489	(49,859)	29,571,630
Beginning balance, shares at Aug. 31, 2020	23,466,236
Common stock issued for cash, net of offering costs	$ 2,410	7,325,170				7,327,580		7,327,580
Common stock issued for cash, net of offering costs, shares	2,409,955
Common stock for services	$ 295	874,878				875,173		875,173
Common stock for services, shares	295,700
Fair value of stock options		155,496				155,496		155,496
Foreign currency translation gain				(208,619)		(208,619)	(1,614)	(210,233)
Net loss					(4,462,147)	(4,462,147)	(8,788)	(4,470,935)
Common stock issued for acquisition	$ 190	430,647				430,837		430,837
Common stock issued for acquisition, shares	189,796
Common stock to be issued for purchase of Mullin assets	$ 240	875,760				876,000		876,000
Common stock issued for intellectual property, shares	240,000
Common stock to be issued for purchase of Acenzia, Inc.			9,236,607			9,236,607		9,236,607
Exercise of stock options	$ 8	11,992				12,000		12,000
Exercise of stock options, shares	7,500
Rounding due to stock split	$ 1	(1)
Rounding due to stock split, shares	957
Ending balance, value at Aug. 31, 2021	$ 26,610	54,579,396	9,236,607	991,077	(20,969,274)	43,864,416	(60,261)	43,804,155
Ending balance, shares at Aug. 31, 2021	26,610,144
Beginning balance, value at Nov. 30, 2020	$ 23,553	45,245,367		1,210,292	(17,278,597)	29,200,615	(51,717)	29,148,898
Beginning balance, shares at Nov. 30, 2020	23,553,141
Foreign currency translation gain				42,232		42,232	(965)	41,267
Net loss					(1,339,870)	(1,339,870)	(721)	(1,340,591)
Exercise of stock options	$ 8	11,992				12,000		12,000
Exercise of stock options, shares	7,500
Rounding due to stock split	$ 1	(1)
Rounding due to stock split, shares	957
Common stock issued for intellectual property	$ 240	875,760				876,000		876,000
Common stock issued for intellectual property, shares	240,000
Common stock to be issued for services rendered			375,000			375,000		375,000
Fair value of vested stock options		22,215				22,215		22,215
Ending balance, value at Feb. 28, 2021	$ 23,802	46,155,333	375,000	1,252,524	(18,618,467)	29,188,192	(53,403)	29,134,789
Ending balance, shares at Feb. 28, 2021	23,801,598
Common stock issued for cash, net of offering costs	$ 2,388	7,233,192				7,235,580		7,235,580
Common stock issued for cash, net of offering costs, shares	2,388,050
Common stock for services	$ 100	374,900	(375,000)
Common stock for services, shares	100,000
Foreign currency translation gain				123,521		123,521	(3,143)	120,378
Net loss					(411,187)	(411,187)	(4,084)	(415,271)
Common stock issued for acquisition	$ 190	430,647				430,837		430,837
Common stock issued for acquisition, shares	189,796
Common stock issued for services rendered	$ 9	37,163				37,172		37,172
Common stock to be issued for services rendered, shares	9,913
Fair value of vested stock options		66,640				66,640		66,640
Ending balance, value at May. 31, 2021	$ 26,489	54,297,875		1,376,045	(19,029,654)	36,670,755	(60,630)	36,610,125
Ending balance, shares at May. 31, 2021	26,489,357
Beginning balance, value at Aug. 31, 2021	$ 26,610	54,579,396	9,236,607	991,077	(20,969,274)	43,864,416	(60,261)	43,804,155
Beginning balance, shares at Aug. 31, 2021	26,610,144
Common stock for services	$ 35	64,715				64,750		64,750
Common stock for services, shares	35,000
Fair value of stock options		154,135				154,135		154,135
Foreign currency translation gain				(103,533)		(103,533)	(855)	(104,388)
Net loss					(1,806,587)	(1,806,587)	(9,808)	(1,816,395)
Common stock to be issued for purchase of Mullin assets			188,925			188,925		188,925
Common stock issued as collateral and held in escrow	$ 2,000	(2,000)
Common stock issued as collateral and held in escrow, shares	2,000,000
Common stock to be issued for purchase of Terragenx			983,925			983,925	97,311	1,081,236
Value of warrants issued with convertible notes		295,824				295,824		295,824
Ending balance, value at Nov. 30, 2021	$ 28,645	55,092,070	10,409,457	887,544	(22,775,861)	43,641,855	26,387	43,668,242
Ending balance, shares at Nov. 30, 2021	28,645,144
Beginning balance, value at Aug. 31, 2021	$ 26,610	54,579,396	9,236,607	991,077	(20,969,274)	43,864,416	(60,261)	43,804,155
Beginning balance, shares at Aug. 31, 2021	26,610,144
Net loss								(10,428,624)
Ending balance, value at May. 31, 2022	$ 30,659	64,620,878	10,096,332	1,015,993	(31,391,082)	44,372,780	55,187	44,427,967
Ending balance, shares at May. 31, 2022	30,659,073
Beginning balance, value at Nov. 30, 2021	$ 28,645	55,092,070	10,409,457	887,544	(22,775,861)	43,641,855	26,387	43,668,242
Beginning balance, shares at Nov. 30, 2021	28,645,144
Common stock for services	$ 240	297,760				298,000		298,000
Common stock for services, shares	240,000
Fair value of stock options		44,427				44,427		44,427
Foreign currency translation gain				114,738		114,738	355	115,093
Net loss					(4,805,167)	(4,805,167)	(63,037)	(4,868,204)
Value of warrants issued with convertible notes		5,257,466				5,257,466		5,257,466
Ending balance, value at Feb. 28, 2022	$ 28,885	60,691,723	10,409,457	1,002,282	(27,581,028)	44,551,319	(36,295)	44,515,024
Ending balance, shares at Feb. 28, 2022	28,885,144
Common stock issued for cash, net of offering costs	$ 225	573,525	(573,750)
Common stock issued for cash, net of offering costs, shares	225,000
Common stock for conversion of convertible notes	$ 624	1,247,225				1,247,849		1,247,849
Common stock for conversion of convertible notes, shares	623,929
Common stock for services	$ 125	313,875				314,000		314,000
Common stock for services, shares	125,000
Fair value of stock options		91,330				91,330		91,330
Foreign currency translation gain				13,711		13,711	51	13,762
Net loss					(3,810,054)	(3,810,054)	66,029	(3,744,025)
Common stock issued for acquisition	$ 800	1,703,200				1,704,000		1,704,000
Common stock issued for acquisition, shares	800,000
Common stock to be issued for acquisitions			260,625			260,625	25,402	286,027
Ending balance, value at May. 31, 2022	$ 30,659	$ 64,620,878	$ 10,096,332	$ 1,015,993	$ (31,391,082)	$ 44,372,780	$ 55,187	$ 44,427,967
Ending balance, shares at May. 31, 2022	30,659,073